Related Party Transactions (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2017	Apr. 30, 2017	Feb. 28, 2017
Short-term loan			¥ 29,000
Interest expense		¥ 1,048
Tibet Zhuli Investment Co., Ltd. [Member]
Short-term loan				¥ 50,000
Unsecured bearing interest rate				8.50%
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Short-term loan	718
Repaid amount	175
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Short-term loan	119
Repaid amount	5
Shenzhen Taozhan Trade Co., Ltd. [Member]
Short-term loan	¥ 1,000
Repaid amount		¥ 410
Shenzhen Chuang Jia Investment LLP [Member]
Short-term loan					¥ 10,000
Repaid amount			69,500
Renshou Xinrui Enterprise Management Center LLP [Member]
Short-term loan							¥ 28,020	¥ 28,020
Repaid amount			¥ 26,400			¥ 1,620